SHORT-TERM INVESTMENTS (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2020 USD ($)
SHORT-TERM INVESTMENTS
Impairment recognized	¥ 0
Sales of any short term investments			¥ 0		¥ 0	¥ 0
Balance of short term investments	13,695		241,270				$ 2,000
USD fund-linked note (the "Notes")
SHORT-TERM INVESTMENTS
Balance of short term investments			221,670
Notional amount | $		$ 30,000
PRC Bank Wealth Management
SHORT-TERM INVESTMENTS
Balance of short term investments			19,600
USD Global Medium Term Note (the "GMT Note")
SHORT-TERM INVESTMENTS
Notional amount	¥ 13,695	$ 2,000	¥ 13,695	$ 2,000